Other Financial Information - Cash Flow Statement (Table) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	$ 40,137	$ 1,739
Cash flows from investing activities
Acquisition of investments in affiliates	0	(20,471)
Loan to affiliate company	(4,275)	(3,289)
Decrease in long-term receivable from affiliate companies	0	9,488
Dividends from affiliate companies	0	7,298
Acquisition of vessels	(60,115)	0
Deposits for vessel acquisitions	(44,628)	(6,625)
Purchase of property, equipment and other fixed assets	(3,301)	(4,577)
Net cash used in investing activities	(112,319)	(18,176)
Cash flows from financing activities
Repayment of long-term debt and payment of principal	(18,115)	(31,022)
Dividends paid	(3,681)	(20,644)
Decrease in restricted cash	11,000	1,622
Acquisition of treasury stock	(819)	0
Net cash provided by/(used in) financing activities	49,299	(50,753)
Decrease in cash and cash equivalents	(22,883)	(67,190)
Cash and cash equivalents, beginning of period	163,412	247,556	$ 247,556
Cash and cash equivalents, end of period	140,529	180,366	163,412
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	(28,889)	(20,906)
Cash flows from investing activities
Acquisition of investments in affiliates		(14,668)
Dividends from affiliate companies		7,298
Net cash used in investing activities	0	(7,370)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	13,426	(17,602)
Dividends paid	(3,681)	(20,644)
Acquisition of treasury stock	(819)
Net cash provided by/(used in) financing activities	8,926	(38,246)
Decrease in cash and cash equivalents	(19,963)	(66,522)
Cash and cash equivalents, beginning of period	34,152	98,539	98,539
Cash and cash equivalents, end of period	14,189	32,017	34,152
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	52,146	12,887
Cash flows from investing activities
Acquisition of investments in affiliates		(4,275)
Loan to affiliate company	(4,275)	(3,289)
Decrease in long-term receivable from affiliate companies	0	9,488
Acquisition of vessels	(60,115)
Deposits for vessel acquisitions		(2,150)
Purchase of property, equipment and other fixed assets	(97)	(125)
Net cash used in investing activities	(64,487)	(351)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	(13,426)	16,074
Repayment of long-term debt and payment of principal	(18,081)	(30,988)
Proceeds from long-term loans, net of deferred finance fees	39,128
Decrease in restricted cash	11,000	1,622
Net cash provided by/(used in) financing activities	18,621	(13,292)
Decrease in cash and cash equivalents	6,280	(756)
Cash and cash equivalents, beginning of period	47,753	77,085	77,085
Cash and cash equivalents, end of period	54,033	76,329	47,753
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	16,880	9,758
Cash flows from investing activities
Acquisition of investments in affiliates		(1,528)
Deposits for vessel acquisitions	(44,628)	(4,475)
Purchase of property, equipment and other fixed assets	(3,204)	(4,452)
Net cash used in investing activities	(47,832)	(10,455)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	0	1,528
Repayment of long-term debt and payment of principal	(34)	(34)
Proceeds from long-term loans, net of deferred finance fees	23,880
Payments of obligations under capital leases	(2,094)	(709)
Net cash provided by/(used in) financing activities	21,752	785
Decrease in cash and cash equivalents	(9,200)	88
Cash and cash equivalents, beginning of period	81,507	71,932	71,932
Cash and cash equivalents, end of period	72,307	72,020	81,507
Total
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	40,137	1,739
Cash flows from investing activities
Acquisition of investments in affiliates		(20,471)
Loan to affiliate company	(4,275)	(3,289)
Decrease in long-term receivable from affiliate companies	0	9,488
Dividends from affiliate companies	0	7,298
Acquisition of vessels	(60,115)
Deposits for vessel acquisitions	(44,628)	(6,625)
Purchase of property, equipment and other fixed assets	(3,301)	(4,577)
Net cash used in investing activities	(112,319)	(18,176)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	0	0
Repayment of long-term debt and payment of principal	(18,115)	(31,022)
Proceeds from long-term loans, net of deferred finance fees	63,008
Dividends paid	(3,681)	(20,644)
Decrease in restricted cash	11,000	1,622
Acquisition of treasury stock	(819)
Payments of obligations under capital leases	(2,094)	(709)
Net cash provided by/(used in) financing activities	49,299	(50,753)
Decrease in cash and cash equivalents	(22,883)	(67,190)
Cash and cash equivalents, beginning of period	163,412	247,556	247,556
Cash and cash equivalents, end of period	$ 140,529	$ 180,366	$ 163,412